24. Derivative Financial Liabilities	12 Months Ended
Dec. 31, 2018
Derivative Financial Liabilities
Derivative Financial Liabilities

Note 24 — Derivative Financial Liabilities

The fair value of derivative financial liabilities from a derivative financial instrument is considered current.

The fair value of the Group’s convertible promissory notes derivatives is determined by Management using a valuation model based on certain inputs that are observable.

	2018	2017	2016
Derivatives not designated as hedging instruments
Conversion feature on promissory notes	$476,572	$1,859,700	$794,235
Total derivatives not designated as hedging instruments	$476,572	$1,859,700	$794,235

Interest rate swaps

The Group entered into interest rate swap contracts by using floating-to-fixed interest rate swaps. The interest rate swap contracts were linked to a part of a leasing contract. The interest rate swap contract was closed during 2016. As a result of the termination of the interest rate swap contract the amount owed to the financial institution is $156,032 at December 31, 2018 and is included in loans and borrowings in the accompanying consolidated statements of financial position. The notional value at December 31, 2015 was $1,432,225. The change in fair value during the year ended December 31, 2016 amounted to $18,096.

The convertible promissory notes issued to a certain director were classified as convertible promissory notes with an embedded derivative liability. The host notes are accounted for at amortized cost, with an embedded derivative liability being measured at fair value with changes in value being recorded in the accompanying consolidated statements of profit/(loss) and comprehensive income/(loss). The notional value as of December 31, 2018 was $476,572. The change in fair value during the year ended December 31, 2018 was $3,291,010.

The summary of the observable inputs used for the year ended December 31, 2018, 2017 and 2016 are as follow:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016

Conversion price	$0.50 - $1.02	$1.30 - $1.80	$1.40 - $3.55
Stock price	$0.50 - $1.02	$1.30 - $1.98	$1.80 - $3.55
Risk-free interest rate	1.78% - 2.72%	0.82% - 1.90%	0.44% - 0.92%
Expected term (in years)	0.02 - 1	0.01 - 1	0.01 - 1
Average stock price volatility	92.29%	80.08%	100.60%